Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Ordinary shares	Preferred shares	Share premium	Reserve from financial assets measured at FVTOCI	Capital reserve due to actuarial losses	Accumulated deficit	Total
Balance at Dec. 31, 2016	$ 2	$ 26	$ 108,250		$ (44)	$ (97,271)	$ 10,963
Balance, shares at Dec. 31, 2016	689,898	9,880,380
Statement Line Items [Line Items]
Net loss						(19,011)	(19,011)
Other comprehensive loss				(34)	(35)		(69)
Total comprehensive loss				(34)	(35)	(19,011)	(19,080)
Issuance of series F-1 preferred shares, net of issuance costs		$ 12	28,853				28,865
Issuance of series F-1 preferred shares, net of issuance costs, shares		4,274,363
Share-based compensation			2,208				2,208
Balance at Dec. 31, 2017	$ 2	$ 38	139,311	(34)	(79)	(116,282)
Balance, shares at Dec. 31, 2017	689,898	14,154,743
Statement Line Items [Line Items]
Net loss						(52,931)	(52,931)
Other comprehensive loss				(9)	2		(7)
Total comprehensive loss				(9)	2	(52,931)	(52,938)
Issuance of ordinary shares in initial public offering, net of issuance expenses in an amount of $5,947	$ 18		47,223				47,241
Issuance of ordinary shares in initial public offering, net of issuance expenses in an amount of $5,947, shares	6,648,368
Issuance of additional preferred shares following Anti-dilution Protection		$ 8	(8)
Issuance of additional preferred shares following Anti-dilution Protection, shares		3,134,546
Conversion of preferred shares	$ 46	$ (46)
Conversion of preferred shares, shares	17,289,289	(17,289,289)
Exercise of options			2				2
Exercise of options, shares	9,692
Exercise of warrants	$ 1		3,850				3,851
Exercise of warrants, shares	293,489
Share-based compensation			3,575				3,575
Balance at Dec. 31, 2018	$ 67		193,953	(43)	(77)	(169,213)	24,687
Balance, shares at Dec. 31, 2018	24,930,736
Statement Line Items [Line Items]
Net loss						(34,351)	(34,351)
Other comprehensive loss				47	(464)		(417)
Total comprehensive loss				47	(464)	(34,351)	(34,768)
Issuance of ordinary shares in a secondary offering, net of issuance expenses in an amount of $694	$ 23		37,117				37,140
Issuance of ordinary shares in a secondary offering, net of issuance expenses in an amount of $694, shares	8,050,000
Exercise of options	$ 1		131				132
Exercise of options, shares	480,878
Exercise of warrants	$ 1		$ 2,923				2,924
Exercise of warrants, shares	209,312		4,868
Share-based compensation							4,868
Balance at Dec. 31, 2019	$ 92		$ 238,992	$ 4	$ (541)	$ (203,564)	$ 34,983
Balance, shares at Dec. 31, 2019	33,670,926